Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income (loss)	$ 663,254	$ (514,899)	$ 872,352
Other comprehensive income (loss):
Foreign currency translation adjustment	(13,336)	6,226	13,337
Change in fair value of cash flow hedging instruments	(17,548)	(7,475)	14,364
Reclassification adjustments to net income (loss) on settlement of cash flow hedging instruments	17,579	2,604	(19,713)
Net unrealized gain (loss) on hedging instruments	31	(4,871)	(5,349)
Net change in pension and other post-retirement benefit obligations	(457)	(3,461)	(7,207)
Other comprehensive income (loss) before income taxes	(13,762)	(2,106)	781
Income tax benefit	(2,971)	(794)	(370)
Other comprehensive income (loss)	(10,791)	(1,312)	1,151
Total comprehensive income (loss)	652,463	(516,211)	873,503
Less noncontrolling interest in comprehensive income	104,930	86,549	99,964
Comprehensive income (loss) attributable to HollyFrontier stockholders	547,533	(602,760)	773,539
Pension obligations
Other comprehensive income (loss):
Actuarial gain (loss) on plan	2,104	1,862	(990)
Plan gain reclassified to net income	(407)	(422)	0
Post-retirement healthcare obligations
Other comprehensive income (loss):
Actuarial gain (loss) on plan	1,133	(1,129)	(2,412)
Plan gain reclassified to net income	(3,328)	(3,564)	(3,587)
Retirement restoration plan
Other comprehensive income (loss):
Actuarial gain (loss) on retirement restoration plan	2	(230)	(224)
Retirement restoration plan loss reclassified to net income (loss)	$ 39	$ 22	$ 6